Note G - Deposits - Time Deposits (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
2019	$ 107,432
2020	60,025
2021	24,396
2022	17,901
2023	5,633
Thereafter	462
Total	$ 215,849	$ 203,401